Average Annual Total Returns - Administrative Class - PIMCO International Bond Portfolio Unhedged	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	10.77%	5.38%	2.65%	10.11%	4.89%	1.99%